PRIVATE PLACEMENT -2 (PPM-2) AND JH DARBIE FUNDING (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		7 Months Ended	9 Months Ended			12 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jan. 31, 2024	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Jan. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2021	Dec. 31, 2024	Dec. 31, 2023
PrivatePlacementTwoAndFinancingDisclosureLineitems [Line Items]
Sale of Stock, Number of Shares Issued in Transaction					656,082
Short-Term Debt											$ 2,421,050	$ 1,765,050
Stock Issued During Period, Shares, New Issues	2,250,000	2,250,000
Gain (Loss) on Extinguishment of Debt									$ (88,258)		$ (88,258)	$ (373,142)
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted								5,350,000	3,390,000		3,390,000	23,165,000
Additional Paid in Capital					43,765,008			$ 43,765,008			$ 42,219,400	$ 41,655,026
Amortization of Debt Discount (Premium)								318,000			$ 318,000
Amortization of Debt Issuance Costs					19,900			101,000
Common Stock, Par or Stated Value Per Share											$ 0.01	$ 0.01
Warrant [Member]
PrivatePlacementTwoAndFinancingDisclosureLineitems [Line Items]
Share Price	$ 0.15	$ 0.15
Accredited Investors [Member] | Warrant [Member]
PrivatePlacementTwoAndFinancingDisclosureLineitems [Line Items]
Short-Term Debt			$ 2,350,000				$ 2,350,000
JH Darbie Placement Agreement [Member]
PrivatePlacementTwoAndFinancingDisclosureLineitems [Line Items]
Sale of Stock, Number of Shares Issued in Transaction											10
Debt Instrument, Interest Rate During Period										16.00%
Professional Fees							$ 377,500
Debt Conversion, Description							Based on the placement agent agreement, JH Darbie was entitled to a non-refundable $25,000 fee to start the due diligence process and 2% due diligence fees and 13% commissions on all subsequent conversions or new funding. In addition, the Company provided warrant coverage equal to 13 % of all of the units sold by JH Darbie, resulting in the issuance of 3,055,000 warrants to JH Darbie, exercisable over a two-year period. A total of 5 unit holders under the PPM-1 opted not to participate in the PPM-2.
JH Darbie Placement Agreement [Member] | Minimum [Member]
PrivatePlacementTwoAndFinancingDisclosureLineitems [Line Items]
Sale of Stock, Number of Shares Issued in Transaction							10
JH Darbie Placement Agreement [Member] | Maximum [Member]
PrivatePlacementTwoAndFinancingDisclosureLineitems [Line Items]
Sale of Stock, Number of Shares Issued in Transaction							200
JH Darbie Placement Agreement [Member] | Warrant [Member]
PrivatePlacementTwoAndFinancingDisclosureLineitems [Line Items]
Stock Issued During Period, Shares, New Issues							250,000
Shares Issued, Price Per Share			$ 0.12				$ 0.12
JH Darbie Placement Agreement [Member] | Accredited Investors [Member]
PrivatePlacementTwoAndFinancingDisclosureLineitems [Line Items]
Sale of Stock, Number of Shares Issued in Transaction							94
Debt Conversion, Description			JH Darbie has the right to sell/convert a minimum of 10 Units and a maximum of 200 Units on a best-efforts basis.	JH Darbie has the right to sell/convert a minimum of 10 Units and a maximum of 200 Units on a best-efforts basis.
JH Darbie Placement Agreement [Member] | Accredited Investors [Member] | Warrant [Member]
PrivatePlacementTwoAndFinancingDisclosureLineitems [Line Items]
Short-Term Debt			$ 2,350,000				$ 2,350,000
JH Darbie Placement Agreement Two [Member]
PrivatePlacementTwoAndFinancingDisclosureLineitems [Line Items]
Debt Instrument, Convertible, Conversion Price											$ 0.10
Debt Issuance Costs, Net					$ 400,000			$ 400,000			$ 400,000
[custom:StockIssuedDuringPeriodSharesWarrantsGranted]								3,055,000			3,055,000
Gain (Loss) on Extinguishment of Debt								$ 88,000			$ 88,000
Amortization of Debt Discount (Premium)						$ 39,800			$ 117,000		$ 157,000	$ 50,000
Debt Instrument, Interest Rate, Stated Percentage											16.00%
JH Darbie Placement Agreement Two [Member] | Convertible Debt [Member]
PrivatePlacementTwoAndFinancingDisclosureLineitems [Line Items]
Interest Expense, Operating and Nonoperating								$ 276,000	$ 270,000		$ 363,000	$ 122,000
JH Darbie Placement Agreement Two [Member] | One Convertible Promissory Note [Member]
PrivatePlacementTwoAndFinancingDisclosureLineitems [Line Items]
Debt Instrument, Interest Rate During Period							16.00%
Stock Issued During Period, Value, New Issues							$ 25,000
Stock Issued During Period, Shares, New Issues							250,000
Debt Instrument, Convertible, Conversion Price			$ 0.10				$ 0.10
Common Stock, Par or Stated Value Per Share			$ 0.01				$ 0.01
JH Darbie Placement Agreement Two [Member] | Common Stock [Member]
PrivatePlacementTwoAndFinancingDisclosureLineitems [Line Items]
Debt Instrument, Convertible, Conversion Price					$ 0.026			$ 0.026			$ 0.026
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted								3,390,000			3,390,000
Additional Paid in Capital					$ 88,000			$ 88,000			$ 88,000
Share Price					$ 0.12			$ 0.12			$ 0.12
JH Darbie Placement Agreement [Member]
PrivatePlacementTwoAndFinancingDisclosureLineitems [Line Items]
Debt Conversion, Description							Based on the placement agent agreement, JH Darbie was entitled to a non-refundable $25,000 fee to start the due diligence process and 2% due diligence fees and 13% commissions on all subsequent conversions or new funding. In addition, the Company provided warrant coverage equal to 13 % of all of the units sold to JH Darbie. As the Company converted an aggregate of 94 units, JH Darbie was entitled to earn a total of 3,055,000 warrants. A total of 5 unit holders under the PPM-1 opted not to participate in the PPM-2.